Investments In Unconsolidated Entities	12 Months Ended
Dec. 31, 2018
Equity Method Investments and Joint Ventures [Abstract]
Investments in Unconsolidated Entities
Investments in Unconsolidated Entities
Investments in unconsolidated entities consist of amounts invested in entities in which TDS holds a noncontrolling interest. On January 1, 2018, TDS adopted Accounting Standards Update 2016-01, Financial Instruments – Overall: Recognition and Measurement of Financial Assets and Financial Liabilities (ASU 2016-01) using the modified retrospective approach. Accordingly, prior periods have not been recast to reflect the new accounting principle. Equity securities are measured at fair value with changes in value recognized in Net income. The cumulative effect of applying the provisions of ASU 2016-01 resulted in an increase of $1 million in retained earnings as of January 1, 2018.
TDS' Investments in unconsolidated entities are accounted for using either the equity method or measurement alternative method as shown in the table below. The measurement alternative method was elected for investments without readily determinable fair values formerly accounted for under the cost method. The measurement alternative value represents cost minus any impairments plus or minus any observable price changes. TDS did not have an impairment or observable price change related to these investments in 2018.

December 31,	2018	2017
(Dollars in millions)
Equity method investments:
Capital contributions, loans, advances and adjustments	$116	$116
Cumulative share of income	1,930	1,753
Cumulative share of distributions	(1,587)	(1,434)
Total equity method investments	459	435
Measurement alternative method investments	21	18
Total investments in unconsolidated entities	$480	$453

The following tables, which are based on information provided in part by third parties, summarize the combined assets, liabilities and equity, and results of operations of TDS’ equity method investments:

December 31,	2018	2017
(Dollars in millions)
Assets
Current	$920	$705
Due from affiliates	379	323
Property and other	5,010	4,852
Total assets	$6,309	$5,880

Liabilities and Equity
Current liabilities	$436	$436
Deferred credits	180	181
Long-term liabilities	225	208
Long-term capital lease obligations	—	1
Partners’ capital and shareholders’ equity	5,468	5,054
Total liabilities and equity	$6,309	$5,880

Year Ended December 31,	2018	2017	2016
(Dollars in millions)
Results of Operations
Revenues	$6,801	$6,585	$6,769
Operating expenses	4,985	4,985	5,068
Operating income	1,816	1,600	1,701
Other income (expense), net	9	(3)	(13)
Net income	$1,825	$1,597	$1,688